Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Provision for doubtful accounts	¥ 340,816	¥ 290,267
Quality assurance receivable, net of credit loss allowance	581,475	426,949
Provision for loan losses	544,905	226,467
Deferred guarantee income	1,119,004	1,515,950
Expected credit losses	2,574,842	2,964,116
Payroll and welfare payable	361,188	290,389
Taxes payable	177,064	705,928
Funds payable to investors of consolidated trusts	778,531	796,122
Contract liabilities	226	10,185
Amounts due to related parties	18,700	13,314
Leasing liabilities	44,711	28,765
Deferred tax liabilities	786,556	491,213
Accrued expenses and other liabilities	¥ 1,429,531	¥ 1,231,870
Ordinary stock, shares issued | shares	1,550,071,169
Treasury stock, common shares | shares	333,628,335	283,820,445
Common Class A [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	983,371,169	983,371,169
Ordinary stock, shares outstanding | shares	649,742,834	699,550,724
Common Class B [Member]
Ordinary stock, authorized | shares	10,000,000,000	10,000,000,000
Ordinary stock, shares issued | shares	566,700,000	566,700,000
Ordinary stock, shares outstanding | shares	566,700,000	566,700,000
Consolidated Trust [Member]
Amounts due to related parties	¥ 20,343	¥ 952
Deferred guarantee income	893,602	1,283,000
Expected credit losses	1,796,856	2,591,768
Payroll and welfare payable	179,883	153,686
Taxes payable	43,657	561,475
Funds payable to investors of consolidated trusts	778,531	793,720
Contract liabilities	226	10,185
Amounts due to related parties	5,809	130
Leasing liabilities	26,420	22,673
Deferred tax liabilities	238,650	112,604
Accrued expenses and other liabilities	967,257	878,881
Variable Interest Entity, Primary Beneficiary [Member]
Amounts due to related parties	20,343	952
Deferred guarantee income	893,602	1,283,000
Expected credit losses	1,796,856	2,591,768
Payroll and welfare payable	179,883	153,686
Taxes payable	43,657	561,475
Funds payable to investors of consolidated trusts	778,531	793,720
Contract liabilities	226	10,185
Amounts due to related parties	5,809	130
Leasing liabilities	26,420	22,673
Deferred tax liabilities	238,650	112,604
Accrued expenses and other liabilities	967,257	878,881
Variable Interest Entity Subsidiaries [Member]
Amounts due to related parties	20,343	952
Deferred guarantee income	893,602	1,283,000
Expected credit losses	1,796,856	2,591,768
Payroll and welfare payable	179,883	153,686
Taxes payable	43,657	561,475
Funds payable to investors of consolidated trusts	778,531	793,720
Contract liabilities	226	10,185
Amounts due to related parties	5,809	130
Leasing liabilities	26,420	22,673
Deferred tax liabilities	238,650	112,604
Accrued expenses and other liabilities	¥ 967,257	¥ 878,881